UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-09174
                                  -------------------------------------


                        Aegis Value Fund, Inc.
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
          (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      8/31
                        ------------------

Date of reporting period:   5/31/06
                         -----------------


Item 1.  SCHEDULE OF INVESTMENTS.

AEGIS VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006
(UNAUDITED)

                                                                     Shares                   Value
                                                                     ------                   -----
COMMON STOCK - 77.4%
CONSUMER DISCRETIONARY - 23.5%
AUTO COMPONENTS - 3.3%
Exide Technologies*                                                  600,000     $         2,682,000
Superior Industries International, Inc.                              639,300              11,756,727
                                                                                 -------------------
                                                                                          14,438,727
                                                                                 -------------------
AUTOMOBILES - 0.6%
National R.V. Holdings, Inc.*                                        454,900               2,592,930
                                                                                 -------------------
DISTRIBUTORS - 3.6%
Advanced Marketing Services, Inc.*                                    78,300                 309,285
Audiovox Corp.* (1)                                                1,024,295              12,496,399
Handleman Co.                                                        365,400               3,113,208
                                                                                 -------------------
                                                                                          15,918,892
                                                                                 -------------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
Bowl Amercia, Inc.                                                     9,481                 137,000
J. Alexander's Corp.*                                                 11,400                  96,444
Lodgian, Inc.*                                                       158,300               1,822,033
Luby's Inc.*                                                           8,367                  87,351
Nathan's Famous, Inc.*                                               132,400               1,798,257
                                                                                 -------------------
                                                                                           3,941,085
                                                                                 -------------------
HOUSEHOLD DURABLES - 3.6%
Bassett Furniture Industries, Inc.                                   306,654               5,210,051
Dominion Homes, Inc.* (1)                                            820,000               8,528,000
Enesco Group, Inc.* (1)                                            1,473,300               1,399,635
National Presto Industries, Inc.                                      15,000                 814,500
                                                                                 -------------------
                                                                                          15,952,186
                                                                                 -------------------
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Head NV                                                            1,881,000               6,828,030
                                                                                 -------------------
MULTILINE RETAIL - 4.6%
Dillard's, Inc.                                                      603,400              16,424,549
Duckwall-ALCO Stores, Inc.*                                          140,100               4,183,386
                                                                                 -------------------
                                                                                          20,607,935
                                                                                 -------------------
SPECIALTY RETAIL - 3.0%
Books-A-Million, Inc. (1)                                            886,291              13,205,736
                                                                                 -------------------
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
Delta Apparel, Inc.                                                  337,700               5,879,357
Delta Woodside Industries, Inc. (1)                                  428,700                 107,175
Quaker Fabric Corp. (1)                                            1,600,000               2,560,000
Tandy Brands, Inc.                                                   182,743               1,882,253
                                                                                 -------------------
                                                                                          10,428,785
                                                                                 -------------------
Total Consumer Discretionary                                                             103,914,306
                                                                                 -------------------

AEGIS VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006
(UNAUDITED)

                                                                    Shares                   Value
                                                                  ---------                  -----
CONSUMER STAPLES - 11.2%
FOOD & STAPLES RETAILING - 0.8%
Marsh Supermarkets, Inc. (1)                                         245,209     $         3,087,181
Village Super Market, Inc.                                             9,330                 641,717
                                                                                 -------------------
                                                                                           3,728,898
                                                                                 -------------------
FOOD PRODUCTS - 3.7%
Imperial Sugar Co. (1)                                               605,055              14,073,579
John B. Sanfilippo & Son, Inc.*                                      170,056               2,348,473
                                                                                 -------------------
                                                                                          16,422,052
                                                                                 -------------------
TOBACCO - 6.7%
Alliance One International, Inc.(1)                                6,871,400              29,684,449
                                                                                 -------------------
Total Consumer Staples                                                                    49,835,399
                                                                                 -------------------
ENERGY - 1.5%
OIL, GAS & CONSUMABLE FUELS - 1.5%
Adams Resources & Energy, Inc.                                        20,940                 658,354
USEC, Inc.                                                           497,250               5,996,835
                                                                                 -------------------
                                                                                           6,655,189
                                                                                 -------------------
Total Energy                                                                               6,655,189
                                                                                 -------------------
FINANCIALS - 17.7%
CAPITAL MARKETS - 0.6%
BKF Capital Group, Inc.                                              300,100               2,121,707
SWS Group, Inc.                                                       15,600                 362,388
                                                                                 -------------------
                                                                                           2,484,095
                                                                                 -------------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
California First National Bancorp. (1)                               577,892               8,495,012
Medallion Financial Corp.                                            250,140               3,259,324
Prospect Energy Corp.                                                296,218               4,869,824
                                                                                 -------------------
                                                                                          16,624,160
                                                                                 -------------------
INSURANCE - 11.5%
Acceptance Insurance Companies, Inc.*                                229,400                     688
Ceres Group, Inc.*                                                   120,082                 719,291
MIIX Group, Inc.* (1)                                                720,000                   7,200
PMA Capital Corp.* (1)                                             2,784,719              28,821,842
PXRE Group Ltd.                                                      857,300               3,420,627
Quanta Capital Holdings Ltd.*                                      1,345,579               3,256,301
SCPIE Holdings, Inc.* (1)                                            554,622              13,028,071
Specialty Underwriters' Alliance, Inc.*                              280,953               1,902,052
                                                                                 -------------------
                                                                                          51,156,072
                                                                                 -------------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Boykin Lodging Co.*                                                  100,000               1,069,000
Winthrop Realty Trust                                                438,976               2,594,348
                                                                                 -------------------
                                                                                           3,663,348
                                                                                 -------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
MI Developments, Inc.                                                123,000               4,313,610
                                                                                 -------------------

AEGIS VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006
(UNAUDITED)

                                                                    Shares                   Value
                                                                  ---------                  -----

Total Financials                                                                          78,241,285
                                                                                 -------------------
HEALTH CARE - 0.0%
HEALTH CARE PROVIDERS & SERVICES - 0.0%
OCA, Inc.*                                                         1,514,400     $           159,012
                                                                                 -------------------
Total Health Care                                                                            159,012
                                                                                 -------------------

INDUSTRIALS - 11.7%
AEROSPACE/DEFENSE - 1.1%
Allied Defence Group, Inc.*                                          231,500               4,967,990
                                                                                 -------------------
AIRLINES - 3.7%
Air France-KLM                                                       436,700               9,389,050
MAIR Holdings, Inc.* (1)                                           1,210,922               6,974,911
                                                                                 -------------------
                                                                                          16,363,961
                                                                                 -------------------
BUILDING PRODUCTS - 2.5%
International Aluminum Corp.                                          14,400                 580,752
Royal Group Technologies Ltd.*                                     1,175,200              10,341,760
                                                                                 -------------------
                                                                                          10,922,512
                                                                                 -------------------
MACHINERY - 0.2%
Quipp, Inc. (1)                                                       78,300                 782,217
                                                                                 -------------------
MARINE - 0.3%
Excel Maritime Carriers Ltd*                                           4,400                  35,860
International Shipholding Corp.*                                      95,700               1,254,627
                                                                                 -------------------
                                                                                           1,290,487
                                                                                 -------------------
TRANSPORTATION INFRASTRUCTURE - 3.9%
Sea Containers Ltd. (1)                                            2,201,200              17,741,672
                                                                                 -------------------
Total Industrials                                                                         52,068,839
                                                                                 -------------------
INFORMATION TECHNOLOGY - 2.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
GTSI Corp.*                                                            2,150                  13,352
Pemstar, Inc.* (1)                                                 3,036,155               8,653,041
                                                                                 -------------------
                                                                                           8,666,393
                                                                                 -------------------
INTERNET SOFTWARE & SERVICES - 0.0%
LQ Corp., Inc.*                                                       52,115                  85,469
                                                                                 -------------------
IT SERVICES - 0.1%
Technology Solutions Co.*                                             41,429                 422,161
                                                                                 -------------------
Total Information Technology                                                               9,174,023
                                                                                 -------------------
MATERIALS - 7.6%
CHEMICALS - 4.5%
American Pacific Corp. (1)                                           670,534               5,632,486
CF Industries Holdings, Inc.                                         649,100              11,086,628
CPAC, Inc. (1)                                                       306,998               1,633,229
Terra Industries, Inc.*                                              272,500               2,035,575
                                                                                 -------------------
                                                                                          20,387,918
                                                                                 -------------------

AEGIS VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006
(UNAUDITED)

                                                                    Shares                   Value
                                                                  ---------                  -----
METALS & MINING - 0.9%
Amerigo Resources Ltd.                                               445,000     $           858,850
Northern Orion Resources, Inc.*                                       25,300                 124,476
Olympic Steel, Inc.                                                   83,712               2,789,284
                                                                                 -------------------
                                                                                           3,772,610
                                                                                 -------------------
PAPER & FOREST PRODUCTS - 2.2%
Canfor Corp.*                                                        350,100               4,054,158
Pope & Talbot, Inc. (1)                                              883,100               5,492,882
                                                                                 -------------------
                                                                                           9,547,040
                                                                                 -------------------
Total Materials                                                                           33,707,568
                                                                                 -------------------
TELECOMMUNICATION SERVICES - 0.3%
DIVERSIFIED TELECOMMUNICATION - 0.3%
IDT Corp.*                                                            10,000                 137,200
IDT Corp.  Class B*                                                   86,000               1,190,240
Integrated Telecom Express, Inc.* (2)                                308,300                  30,830
                                                                                 -------------------
                                                                                           1,358,270
                                                                                 -------------------
Total Telecommunication Services                                                           1,358,270
                                                                                 -------------------
UTILITIES - 1.8%
ELECTRIC UTILITIES - 1.8%
Reliant Energy, Inc.*                                                690,300               8,041,995
                                                                                 -------------------
Total Utilities                                                                            8,041,995
                                                                                 -------------------


TOTAL COMMON STOCK
  (Cost $332,963,371)                                                                    343,155,886
                                                                                 -------------------

PREFERRED STOCK - 0.0%
Glenborough Realty Trust, 7.75% Convertible Preferred                  5,260                 131,290
                                                                                 -------------------

TOTAL PREFERRED STOCK
  (Cost $99,694)                                                                             131,290
                                                                                 -------------------

WARRANTS - 0.1%
Air France ADW*                                                      397,000                 524,040
                                                                                 -------------------

TOTAL WARRANTS
  (Cost $627,260)                                                                            524,040
                                                                                 -------------------

AEGIS VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006
(UNAUDITED)

                                                                  Principal
                                                                    Amount                   Value
                                                                  ---------                  -----

INVESTMENT COMPANIES - 1.9%
Federated Prime Obligations Fund                         $         8,532,494     $         8,532,494
                                                                                 -------------------


TOTAL INVESTMENT COMPANIES
  (Cost $8,532,494)                                                                        8,532,494
                                                                                 -------------------


SHORT TERM INVESTMENTS - 20.3%
U.S. Treasury Bill due 06/01/06                                   20,000,000              20,000,000
U.S. Treasury Bill due 06/15/06                                   40,000,000              39,927,667
U.S. Treasury Bill due 06/29/06                                   30,000,000              29,892,900
                                                                                 -------------------


TOTAL SHORT TERM INVESTMENTS
  (Cost $89,820,567)                                                                      89,820,567
                                                                                 -------------------




TOTAL INVESTMENTS - 99.7%
  (COST $432,043,386)#                                                                   442,164,277
OTHER ASSETS AND LIABILITIES - 0.3%                                                        1,141,749
                                                                                 -------------------

NET ASSETS - 100.0%                                                              $       443,306,026
                                                                                 ===================

* Non-income producing securities

# At May 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

         Cost of Investments                                  $432,043,386
                                                              ------------

         Gross unrealized appreciation                        $82,944,993
         Gross unrealized depreciation                        (72,824,102)
                                                              ------------
         Net unrealized appreciation on investments           $10,120,891

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


(1) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See additional information on Investments in Affiliated Companies.

(2) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

Additional information on Investments in Affiliated Companies.
Transactions during the period with companies which are or were affiliates are as follows:



                                            Value                                                        Value
                                          Beginning                         Sales        Dividend        End of
                                          of Period       Purchases       Proceeds        Income         Period
                                       ==============================================================================
Alliance One International, Inc.           $ 25,595,600     $2,056,406     $   473,713   $  194,943     $ 29,684,449
American Pacific Corp.                        4,204,248                                                    5,632,486
Audiovox Corp.                               16,228,481      1,679,787                                    12,496,399
Books-A-Million, Inc.                         9,450,480        477,103       1,344,674      198,729       13,205,736
California First National Bancorp.            7,801,542                                     179,147        8,495,012
CPAC, Inc.                                    1,458,241                                      42,980        1,633,229
Delta Woodside Industries, Inc.                 325,812                                                      107,175
Dominion Homes, Inc.                         13,944,000        203,544                                     8,528,000
Enesco Group, Inc.                            1,887,768        538,634                                     1,399,635
Imperial Sugar Co.                           14,278,250         77,935      14,495,334    2,711,888       14,073,579
MAIR Holdings, Inc.                           9,017,053      1,258,944                                     6,974,911
Marsh Supermarkets, Inc.                      2,443,278        300,287                       26,963        3,087,181
MIIX Group, Inc.                                  9,720                                                        7,200
Pemstar, Inc.                                 3,261,601                        289,638                     8,653,041
PMA Capital Corp.                            23,532,582        900,037                                    28,821,842
Pope & Talbot, Inc.                           2,844,800      3,926,740                                     5,492,882
Quaker Fabric Corp.                           5,152,000                                                    2,560,000
Quipp, Inc.                                     959,175                                       7,830          782,217
Sea Containers Ltd.                          18,402,120      4,457,213                                    17,741,672
SCPIE Holdings, Inc.                         13,708,500                      9,624,418                    13,028,071
                                       ------------------------------------------------------------------------------
                Total                      $174,505,251    $15,876,630     $26,227,777   $3,362,480     $182,404,717



ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title)

/s/William S. Berno
---------------------------------
William S. Berno, President

Date:  July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/William S. Berno
---------------------------------
William S. Berno, President

Date:   July 24, 2006

By (Signature and Title)

/s/Scott L. Barbee
---------------------------------
Scott L. Barbee, Treasurer

Date:   July 24, 2006